Disclosure of temporary differences not recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Temporary differences not recognized	$ 569,254	$ 613,495
Property, plant and equipment [Member]
Statements [Line Items]
Temporary differences not recognized	0	32,089
Capital losses [Member]
Statements [Line Items]
Temporary differences not recognized	200,455	223,916
Other employee benefits [Member]
Statements [Line Items]
Temporary differences not recognized	77,166	78,871
Asset retirement obligations [Member]
Statements [Line Items]
Temporary differences not recognized	175,091	174,448
Non-capital losses [Member]
Statements [Line Items]
Temporary differences not recognized	$ 116,542	$ 104,171